CONTINGENCIES (Details) $ in Thousands, € in Millions						1 Months Ended				3 Months Ended	6 Months Ended	13 Months Ended
	Jun. 30, 2023 USD ($) case	Dec. 31, 2022 case	Mar. 06, 2020 USD ($) plaintiffs	Mar. 06, 2020 EUR (€) plaintiffs	May 15, 2012 USD ($)	Jun. 30, 2023 case	Feb. 28, 2023 USD ($)	Jan. 31, 2020 USD ($) case	Oct. 31, 2019 USD ($)	Jul. 31, 2015 USD ($) claim	Jun. 30, 2023 case	Feb. 28, 2017 case
Association Actionnaires d'Arcelor | France
Disclosure of contingent liabilities [line items]
Damages sought			$ 416,000	€ 390	$ 282,000
Loss contingency, number of plaintiffs | plaintiffs			2	2
ArcelorMittal Brasil S.A.
Disclosure of contingent liabilities [line items]
Number of legal cases pending | case	1					4						5
Number of legal cases with favourable decisions | case											3
ArcelorMittal Brasil S.A. | Value Added Taxation
Disclosure of contingent liabilities [line items]
Number of claims filed | claim										9
Damages sought										$ 86,000
ArcelorMittal Kryvyi Rih
Disclosure of contingent liabilities [line items]
Number of legal actions filed | case		1						3
ArcelorMittal Kryvyi Rih | Ukrainian tax audit
Disclosure of contingent liabilities [line items]
Damages sought									$ 278,000
Loss contingency, reduction in damages sought							$ 50	$ 128,000
Tax Year 2013 | ArcelorMittal México S.A. de C.V.
Disclosure of contingent liabilities [line items]
Tax assessment amount	$ 127,000
Tax Year 2014 | ArcelorMittal México S.A. de C.V.
Disclosure of contingent liabilities [line items]
Tax assessment amount	$ 122,000